CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION	12 Months Ended
Dec. 31, 2020
Consolidated Recast of Comparative Period Statement of Financial Position [Abstract]
CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION	CONSOLIDATED RESTATEMENT OF COMPARATIVE PERIOD STATEMENT OF FINANCIAL POSITION
The following table presents the combined impact on the Company's Consolidated Statement of Financial Position of the change in accounting policy for decommissioning provisions presented in Note 3, and the acquisition adjustments related to the finalization of the purchase price allocation presented in Note 7.

	December 31, 2019				January 1, 2019
		Accounting				Accounting
		policy change	Acquisition			policy change
As at	Previously	adjustments	adjustments		Previously	adjustments
($ millions)	reported	(Note 3)	(Note 7)	Restated	reported	(Note 3)	Restated
Assets
Trade receivables and other	692	—	2	694	605	—	605
Property, plant and equipment	18,775	(372)	(41)	18,362	14,712	(304)	14,408
Intangible assets and goodwill	6,429	—	15	6,444	4,409	—	4,409
Investments in equity accounted investees	5,954	20	—	5,974	6,368	15	6,383
Right-of-use assets	822	(39)	(92)	691	427	—	427
Finance lease receivable	29	—	116	145	—	—	—
Advances to related parties and other assets	157	(7)	—	150	177	(7)	170
Total assets	33,153	(398)	—	32,755	27,107	(296)	26,811
Liabilities
Trade payables and other	1,013	—	(8)	1,005	796	—	796
Decommissioning provision	864	(527)	—	337	569	(411)	158
Deferred tax liabilities	2,906	31	8	2,945	2,782	32	2,814
Total liabilities	16,383	(496)	—	15,887	12,681	(379)	12,302
Equity
Deficit	(1,883)	98	—	(1,785)	(2,036)	83	(1,953)
Total equity	16,770	98	—	16,868	14,426	83	14,509